                                     ANNUAL
                                FINANCIAL REPORT



                                DECEMBER 31, 2001

                          NEW ALTERNATIVES FUND, INC.
                              FINANCIAL HIGHLIGHTS
                STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                  For each share of capital stock outstanding*


                                          Year       Year          Year       Year           Year          Year          Year
                                          End         End           End        End           End           End           End
                                         12/31       12/31         12/31      12/31          12/31         12/31         12/31
                                          2001        2000         1999        1998           1997          1996          1995
NET ASSET VALUE AT BEGINNING
OF PERIOD                                $41.29       $28.85      $28.54       $32.07         $30.87         $30.51       $28.14
                                         ------       ------      ------       ------         ------         ------       ------
Investment Income                          $.75         $.79        $.66         $.52           $.64           $.73         $.75

Expenses                                    .43          .42         .38          .37            .38            .39          .40
                                         ------       ------      ------       ------         ------         ------       ------
Net Investment Income                       .32          .37         .28          .15            .26            .34          .35
Net realized & unrealized
gain (loss) on investment                 (5.13)       14.93        2.14        (3.22)          3.16           3.72         5.14
                                         ------       ------       ------       ------         ------         ------       ------
Total from Investment operations          (4.81)       15.30        2.42        (3.07)          3.42           4.06         5.49

Distributions from net
investment income                          (.32)        (.37)       (.28)        (.15)          (.26)          (.34)        (.35)
Distributions from net
realized gain                             (1.13)       (2.12)      (1.83)        (.16)         (1.96)         (3.36)       (2.77)
                                         ------      -------       ------       ------         ------         ------       ------
Total Distributions                       (1.45)       (2.49)      (2.11)        (.31)         (2.22)         (3.70)       (3.12)

Net change in net asset value             (6.58)       12.44         .31        (3.53)          1.20            .36         2.37
Net asset value as of end
of the period                             34.71        41.29       28.85        28.54          32.07          30.87        30.51
                                         ======      =======      ======       ======         ======         ======       ======
Total return
(Sales load not reflected)               (12.4)%       51.7%         8.5%         (10)%         11.1%          13.3%        19.5%

Net assets, end of period                $49,245     $52,773     $32,555       $33,021       $37,941        $35,549      $32,236
Ratio of operating expense
to net assets**                             1.14%       1.11%       1.13%         1.18%         1.15%          1.21%        1.28%
Ratio of net investment income
to average net assets**                     0.87%       1.01%        .89%          .49%          .79%          1.04%        1.12%

Portfolio turnover                          29.3%       59.7%       87.3%         32.4%         53.9%          51.2%       48.72%

Number of shares                   1,368,171,321   1,211,783   1,058,230     1,156,952     1,111,377      1,038,561      965,769
outstanding at end of period***


                                      Year        Year        Year         Year        Year        Year         Year        Year
                                      End         End         End          End         End         End          End         End
                                      12/31       12/31       12/31        12/31       12/31       12/31        12/31       12/31
                                      1994        1993        1992         1991        1990        1989         1988        1987
NET ASSET VALUE AT BEGINNING
OF PERIOD                            $30.00      $29.95      $29.19       $24.62       $27.57      $22.55      $18.85      $22.43
                                     ------     -------      ------       ------       ------      ------      ------      ------
Investment Income                      $.72        $.62        $.62         $.72         $.70        $.73        $.67        $.40

Expenses                                .40         .33         .28          .29          .27         .26         .25         .16
                                     ------     -------      ------       ------       ------      ------      ------      ------
Net Investment Income                   .32         .29         .34          .43          .43         .47         .42         .24
Net realized & unrealized
gain (loss) on investment             (1.43)        .58        1.10         5.86        (2.53)       5.41        4.09       (3.21)
                                     ------     -------      ------       ------       ------      ------      ------      ------
Total from Investment operations      (1.11)        .87        1.44         6.29        (2.10)       5.88        4.51       (2.97)

Distributions from net
investment income                      (.32)       (.29)       (.34)        (.43)        (.43)       (.47)       (.42)       (.24)
Distributions from net
realized gain                          (.43)       (.53)       (.34)       (1.29)        (.42)       (.39)       (.39)       (.38)
                                     ------     --------     ------       ------       ------      ------      ------      ------
Total Distributions                    (.75)       (.82)       (.68)       (1.72)        (.85)       (.86)       (.81)       (.62)

Net change in net asset value         (1.86)        .05         .76         4.57        (2.95)       5.03        3.71       (3.59)
Net asset value as of end
of the period                         28.14       30.00       29.95        29.19        24.62       27.57       22.55       18.85
                                     ======     =======      ======       ======       ======      ======      ======      ======
Total return
(Sales load not reflected)             (3.7)%       2.9%        4.9%        25.6%        (7.6)%      26.0%       23.9%       (2.6)%

Net assets, end of period           $28,368     $31,567     $28,896      $23,931      $16,433     $11,893      $6,162      $4,133
Ratio of operating expense
to net assets**                        1.30%       1.11%       1.04%        1.18%        1.27%       1.25%       1.24%        .80%
Ratio of net investment income
to average net assets**                1.04%        .96%       1.25%        1.74%        2.08%       2.20%       2.18%       1.23%

Portfolio turnover                    33.00%      18.36%      13.10%       21.50%       24.70%      14.60%      25.88%       8.57%

Number of shares                    984,847   1,026,460     945,006      776,974      646,664     419,212     264,414     212,704
outstanding at end of period***



                                        First
                                        Seven
                                        Months
                                       4/30/83
                                         ****
NET ASSET VALUE AT BEGINNING
OF PERIOD                               $12.50
                                        ------
Investment Income                         $.38

Expenses                                   .20
                                        ------
Net Investment Income                      .18
Net realized & unrealized
gain (loss) on investment                 3.08
                                        ------
Total from Investment operations          3.26

Distributions from net
investment income                         (.18)
Distributions from net
realized gain                             (.19)
                                        ------
Total Distributions                       (.37)

Net change in net asset value             2.89
Net asset value as of end
of the period                            15.39
                                         =====
Total return
(Sales load not reflected)                10.4%

Net assets, end of period                 $163
Ratio of operating expense
to net assets**                           1.08%
Ratio of net investment income
to average net assets**                   1.69%

Portfolio turnover                       74.50%

Number of shares                        10,592
outstanding at end of period***

*    All adjusted for two for one share split on July 26, 1985 and January 2,
     1990

**   Annualized and includes state taxes

*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982

**** At this time the fund was on a fiscal year. Table for 1983-1987 is available on request. Deleted to make space.


The accompanying notes are an integral part of these financial statements.

FACTORS THAT AFFECTED PERFORMANCE IN YEAR 2001




The Fund was down 12.42% for the year. This was the Fund's worst performance, and followed a year which was the Fund's best performance.

The disappointing performance came during a volatile year for stocks and alternate energy. Prices of natural gas and electricity declined precipitously in a 2001. The year started with an "energy crisis" and an Administration energy plan to deal with the crisis, and ended with an apparent energy glut, the collapse of one of the countries largest energy companies, Enron, and questions about the viability of energy deregulation.

Shares of most fuel cell companies declined as enthusiasm for new energy technologies faded with delays in commercialization in some cases, and a less robust market for electricity during an international recession.

The securities of more conventional natural gas and independent power companies also declined with investors questioning accounting in these industries in light of Enron's bankruptcy and questions about their auditors, Arthur Anderson. The Fund had once owned shares of Enron but disposed of them in 1999. Nevertheless, the accountancy questions raised by the Enron scandal caused investor concern about other energy companies in which the Fund invests.

The Federal Reserve bank lowered interest rates a number of times during the year in a attempt to revive the slowed economy. At year end short-term interest rates on Treasury Bills were at the lowest level since the Fund started in 1982.

Politically, President Bush reversed a campaign pledge to limit carbon emissions and withdrew United States support for the International Kyoto treaty.

The Fund's strategy is to find clean energy and other environmentally oriented investments with a concern for socially responsible corporate behavior.

Value of $10,000 Investment Over Past 10 Years



                       Fund             S&P 500         Russell 2000

1991                  $952.50          $1,000.01         $1,000.00
1992                  $999.38          $1,074.08         $1,184.12
1993                $1,028.23          $1,180.87         $1,408.00
1994                  $990.04          $1,203.27         $1,382.35
1995                $1,183.04          $1,639.67         $1,775.49
1996                $1,340.55          $2,011.59         $2,068.34
1997                $1,489.06          $2,677.49         $2,530.84
1998                $1,339.70          $3,436.71         $2,466.38
1999                $1,457.81          $4,154.43         $2,990.65
2000                $2,212.41          $3,779.19         $2,900.31
2001                $1,937.55          $3,331.34         $2,972.41

Past Performance is not Predictive of Future Performance.
Average Annual Return (after deducting maximum sales charge):
One Year (15.01)%; Five Years 5.82%; Ten Years 6.83%

                          NEW ALTERNATIVES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001

COMMON STOCKS:  96.68%
----------------------
                                                            SHARES          MARKET VALUE
                                                            ------          ------------
ALTERNATE ENERGY AS A GROUP:            39.25%
 ALTERNATE ENERGY (GENERAL):            12.01%
 *Calpine                                                  110,000          $ 1,846,900
 *Capstone Turbine Corp.                                   100,000              541,000
 **Energy Developments Ltd.                                 20,088               68,895
 *Global Power Equipment                                     5,000               75,250
 Idacorp                                                    80,000            3,248,000
                                                                            -----------
                                                                              5,780,045
                                                                            -----------
ALTERNATE ENERGY (FUEL CELL):           19.50%
 *Ballard Power Systems                                      2,500               73,925
 *FuelCell Energy, Inc.                                    300,000            5,442,000
 *Global Thermoelectric                                    250,000            1,135,467
 * Hydrogenics                                              30,000              224,100
 *Medis Technologies Ltd.                                   30,000              220,500
 *Plug Power                                               150,000            1,311,000
  Siemens AG (ADS)                                          15,000              982,200
                                                                            -----------
                                                                              9,389,192
                                                                            -----------
ALTERNATE ENERGY (SOLAR CELL):           7.33%
 *AstroPower                                                60,000            2,425,800
 *Emcore Corp.                                              50,000              672,500
  Kyocera Corp. (ADR)                                        5,000              333,650
 *Spire Corporation                                         30,000               95,700
                                                                            -----------
                                                                              3,527,650
                                                                            -----------
ALTERNATE ENERGY (WIND):                 0.42%
 **Pacific Hydro                                            30,131               64,008
 **Vestas Wind                                               5,000              136,520
                                                                            -----------
                                                                                200,528
                                                                            -----------
INDUSTRIAL  CATALYSTS (FUEL CELLS
& CLEAN AIR):                            0.58%
 * Engelhard Corp.                                           5,000              138,400
 **Johnson Matthey                                          10,000              138,846
                                                                            -----------
                                                                                277,246
                                                                            -----------
CLEAN WATER:                            13.68%
 American Water Works                                      100,000            4,175,000
 Ameron Intl.                                               10,000              692,000
 California Water                                           20,000              515,000
 Pall Corp.                                                 50,000            1,203,000
                                                                            -----------
                                                                              6,585,000
                                                                            -----------


The accompanying notes are an integral part of these financial statements.

                          NEW ALTERNATIVES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001


                                                               SHARES            MARKET VALUE
                                                               ------            ------------
ENERGY CONSERVATION:                        5.80%
   Apogee Enterprises                                           5,000           $     79,100
 *Cree Inc.                                                    15,000                441,900
 *Echelon Corp.                                                15,000                212,400
 *Intermagnetics General Corp.                                 35,853                928,593
 *International Rectifier                                      10,000                348,800
  Linear Technology Corp.                                      20,000                780,800
                                                                                ------------
                                                                                   2,791,593
                                                                                ------------
NATURAL FOODS:                              5.37%
 *Stake Technology                                             40,000                 86,800
 *United Natural Foods                                        100,000              2,500,000
                                                                                ------------
                                                                                   2,586,800
                                                                                ------------

ENVIRONMENTAL (GENERAL):                    1.56%
 *Flow International                                           35,000                432,950
 *Johnson Outdoors, Inc.                                       40,000                318,000
                                                                                ------------
                                                                                     750,950
                                                                                ------------

RECYCLING:                                  0.14%
  Caraustar Industries                                         10,000                 69,300
                                                                                ------------

NATURAL GAS
TRANSMISSION & DISTRIBUTION:               24.02%
  Atmos Energy Corp.                                          100,000              2,125,000
  El Paso Corp.                                                40,000              1,784,400
  KeySpan Corp.                                                80,000              2,772,000
  Nicor Inc.                                                   40,000              1,665,600
  NUI Corp.                                                    50,000              1,185,000
  Peoples Energy                                               10,000                379,300
  Questar Corp.                                                15,000                375,750
  Williams Companies                                           50,000              1,276,000
                                                                                ------------
                                                                                  11,563,050
                                                                                ------------
OTHER (FUEL CELL COMPONENTS):               2.84%
  Delphi                                                      100,000              1,366,000
                                                                                ------------

OTHER (INDUSTRIAL GASES, HYDROGEN
& COAL GASIFICATION):                       3.44%
  Praxair                                                      30,000              1,657,500
                                                                                ------------
TOTAL COMMON STOCK (COST $39,062,745)                                           $ 46,544,854
                                                                                ============


The accompanying notes are an integral part of these financial statements.

                          NEW ALTERNATIVES FUND, INC.
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 2001



CASH, SAVINGS ACCOUNTS,
30 DAY CERTIFICATES OF DEPOSITS AND
U.S. TREASURY BILLS:                                      3.32%

SOCIALLY CONCERNED BANKS
  Alternatives Federal Credit Union                                                 $    100,000
  Chittenden Bank                                                                        100,000
  Community Capital Bank                                                                 100,000
  Self-Help Credit Union                                                                 100,000
  South Shore Bank                                                                       100,000

  U.S. Treasury Bills                                                                  1,099,291
                                                                                    ------------
TOTAL MARKET DEPOSITS AND TREASURY BILLS                                            $  1,599,291
                                                                                    ============
Total Common Stock (96.68%)                                                         $ 46,544,854
Bank Money Market and U.S. Treasury Bills (3.32%)                                      1,599,291
                                                                                    ------------
TOTAL INVESTMENTS (100%)                                                            $ 48,144,145
                                                                                    ============


* Securities for which no cash dividends were paid during the fiscal year. ** Foreign Exchange Securities traded on a foreign exchange.


The accompanying notes are an integral part of these financial statements.

                          NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001


                                     ASSETS

Investment securities at market value
(Cost: $39,062,745)  (Notes 2A and 5)........................  $ 46,544,854
U.S. Treasury Bills at market value..........................     1,099,291
Cash, Savings and Certificates of Deposit....................       500,000
Cash.........................................................     1,105,183
Receivables:  Dividends......................................        38,500
              Interest.......................................         2,294
              Portfolio securities sold......................             -
              Subscriptions..................................        91,453
              Prepaid Insurance..............................         5,985
                                                               ------------
TOTAL ASSETS                                                   $ 49,387,560
                                                               ============

                                   LIABILITIES

Payables:
Securities purchased.........................................             -
Redemptions payable..........................................        42,983
Advisory fee.................................................        28,612
Transfer Agent and Fund Pricing-PFPC, Inc....................        28,865
Other........................................................        42,127

Dividend distribution payable................................             -
                                                               ------------

TOTAL LIABILITIES...........................................        142,587
                                                               ------------
NET ASSETS                                                     $ 49,244,973
                                                               ============

                             ANALYSIS OF NET ASSETS

Net capital paid in shares of capital stock..................    41,761,559
Distributable earnings.......................................     7,483,414
                                                               ------------

NET ASSETS (equivalent to $34.71 per share based on
           1,418,810.098 shares of capital stock outstanding)  $ 49,244,973
                                                               ============


The accompanying notes are an integral part of these financial statements.

                          NEW ALTERNATIVES FUND, INC.
                             STATEMENT OF OPERATIONS
                               DECEMBER 31, 2001


INVESTMENT INCOME:

Dividends.................................................................    $    679,920
Interest..................................................................         334,083
Other net income..........................................................          12,709
                                                                              ------------
Total Income..............................................................       1,026,712
                                                                              ------------

EXPENSES:

Management fee (note 4)...................................................         354,980
Custodian fees:  United Missouri Bank & PFPC Trust........................          23,725
State taxes...............................................................             431
Auditor...................................................................          14,229
Directors.................................................................           5,389
Filing fees...............................................................          11,169
Postage and printing......................................................          14,600
Bond and insurance........................................................           2,306
Transfer Agent-PFPC, Inc..................................................          43,800
Fund pricing-PFPC, Inc....................................................          35,131
Other (primarily Transfer Agent related fees).............................          75,013
                                                                              ------------
Total Expenses............................................................         580,773
                                                                              ------------

NET INVESTMENT INCOME.....................................................         445,939
                                                                              ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (NOTE 2B & 5)

Proceeds from sales.......................................................      12,340,671
Cost of securities sold...................................................     (10,797,396)
Foreign Currency Transactions (Gains/Loss)................................          (5,235)
                                                                              ------------
Net Realized Gain.........................................................       1,538,040
                                                                              ------------

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

Beginning of period.......................................................      16,277,347
End of period.............................................................       7,482,109
                                                                              ------------
Total Unrealized Appreciation (Depreciation) For The Period...............      (8,795,239)
                                                                              ------------

Net Realized and Unrealized Gain (Loss) On Investments....................      (7,257,199)
                                                                              ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........    $ (6,811,260)
                                                                              ============


The accompanying notes are an intergral part of these financial statements.

                          NEW ALTERNATIVES FUND, INC.
                      STATEMENT OF CHANGES IN NET ASSETS
                               DECEMBER 31, 2001



                                                                      Year End         Year End
                                                                      12/31/01         12/31/00

FROM INVESTMENT ACTIVITIES:

Net investment income                                              $    445,939      $    455,876
Net realized gain from security transactions                          1,538,040         2,569,856
Unrealized appreciation (depreciation) of investments                (8,795,239)       13,519,895
                                                                   ------------      ------------

Increase (decrease) in net assets derived from
investment activities                                                (6,811,260)       16,545,627
                                                                   ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income dividends to shareholders                   (438,985)         (455,393)

Distributions to shareholders                                        (1,544,011)       (2,569,912)

FROM CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) from
Capital transactions (note 3)                                         5,265,736         6,697,209
                                                                   ------------      ------------
INCREASE (DECREASE) IN NET ASSETS:                                   (3,528,520)       20,217,531

NET ASSETS AT:

Beginning of the period                                              52,773,493        32,555,962
                                                                   ------------      ------------

END OF THE PERIOD                                                  $ 49,244,973      $ 52,773,493
                                                                   ============      ============


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                      NOTES TO FINANCIAL STATEMENT FOR THE
                         PERIOD ENDING DECEMBER 31, 2001

1) ORGANIZATION - The Fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations September 3, 1982. The investment objective of the Fund is to seek long-term capital gains by investing in common stocks that provide a contribution to a clean and sustainable environment.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

A. SECURITY VALUATION - Listed investments are stated at the last reported sale price at the closing of a national securities stock exchange and the NASD National Market System on December 31, 2001 and at the mean between the bid and asked price on the over the counter market if not traded on the day of valuation.

B. FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date order to buy or sell is executed). Realized gains and losses from security transactions are reported on a first in, first out basis if not traded on the day of valuation. Short-term notes are stated at amortized cost which approximates fair value.

D. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex- dividend date. Expenses are accrued on a daily basis.

E. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the Fund intends to distribute all its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities owned by the Fund on December 31, 2001 for federal tax purposes is $39,062,745.

F. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                           NEW ALTERNATIVES FUND, INC.
                      NOTES TO FINANCIAL STATEMENT FOR THE
                         PERIOD ENDING DECEMBER 31, 2001



3) CAPITAL STOCK - There are 8,000,000 shares of $1.00 par value capital stock authorized. On December 31, 2001, there were 1,418,810.098 shares outstanding after the dividend. There were 1,368,171.321 shares before the dividend. Aggregate paid in capital including reinvestment of dividends was $41,761,559.19. Transactions in capital stock were as follows:


                                    Year End 12/31/01                           Year End 12/31/00
                                    -----------------                           -----------------
                                    Shares           Dollar Amount              Shares             Dollar Amount
Capital stock sold                  185,623.175      $  7,199,241               215,002.185        $   9,141,665
Capital stock issued
Reinvestment of dividends            50,196.791         1,742,329                64,651.702            2,673,343
Redemptions                         (95,037.971)       (3,675,834)             (129,982.632)          (5,117,800)
                                    --------------   --------------            ------------        -------------
Net Increase (Decrease)             140,781.995      $  5,265,736               149,671.255        $   6,697,208
                                    ===========      ==============             ===========        =============


4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale, Accrued Equities, Inc. reduces its management fee by the amount of such excess expenses. The annualized expense ratio for the period ended December 31, 2001 was 1.14%. The Fund pays no remuneration to its officers, two of whom are also officers of Accrued Equities, Inc. Accrued Equities, Inc. is the principal underwriter for the Fund. There is a commission of 4.75% on most new sales. The commission will be shared with other brokers who actually sell new shares. Their share of the commission may vary. The Fund paid Accrued Equities, Inc. a total of $52,803 in underwriting fees in 2001. The Fund also paid Accrued Equities, Inc. $135,335 in commissions in 2001.

5) PURCHASES AND SALES OF SECURITIES - For the year ended December 31, 2001 the aggregate cost of securities purchased totaled $24,079,052. Net realized gains were computed on a first in, first out basis. The amount realized on sales of securities for the year ended December 31, 2001 was $12,334,466, plus litigation proceeds of $6,205.

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and
Board of Directors of
New Alternatives Fund, Inc.

We have audited the accompanying statement of assets and liabilities of New Alternatives Fund, Inc., including the schedule of investments, as of December 31, 2001, and the related statements of operations for the year then ended and statements of changes in net assets and the financial highlights for each of the last two years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The 1999 and the prior years financial highlights were audited by other auditors whose report, dated February 8, 2000, expressed an unqualified opinion on them.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis of our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Alternatives Fund, Inc. as of December 31, 2001, the results of its operations for the year then ended, the changes in net assets for each of the last two years in the period then ended, and the financial highlights for the years 2001, and 2000, in conformity with accounting principles generally accepted in the United States of America.



Joseph A. Don Angelo, CPA
Mineola, New York
February 19, 2002